Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Associates
Investments in associates and results related to associates

Investment
in associate
(€ in thousands)

Balance at January 1, 2021	107

Derecognition of investment in associate (Wings Therapeutics Inc.)	(107)
Recognition of investment in associate (Yarrow Biotechnology, Inc.)	225
Share of loss from continuing operations	(217)

Balance at December 31, 2021	8

Share of loss from continuing operations	(8)

Balance at December 31, 2022	—